Revenue (Narrative) (Details)	12 Months Ended
Aug. 31, 2020
Bottom Of Range [Member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill Duration	24 months
Top Of Range [Member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill Duration	36 months